Earnings/(losses) per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Basic loss per share
Profit/(loss) for the period attributable to owners of the Group	$ (21,348)	$ (25,998)	$ (72,827)	$ (36,945)
Plus: Dividend on Preference Shares	(2,516)	(2,516)	(5,032)	(5,031)
Loss for the period attributable to owners of the Group	$ (23,864)	$ (28,514)	$ (77,859)	$ (41,976)
Weighted average number of shares outstanding, basic	80,848,314	80,847,127	80,777,161	80,836,442
Basic loss per share	$ (0.30)	$ (0.35)	$ (0.96)	$ (0.52)
Diluted loss per share
Loss for the period attributable to owners of the Group used in the calculation of diluted loss per share	$ (23,864)	$ (28,514)	$ (77,859)	$ (41,976)
Weighted average number of shares outstanding, basic	80,848,314	80,847,127	80,777,161	80,836,442
Weighted average number of shares used in the calculation of diluted loss per share	80,848,314	80,847,127	80,777,161	80,836,442
Diluted loss per share	$ (0.30)	$ (0.35)	$ (0.96)	$ (0.52)
SARs
Diluted loss per share
Anti-dilutive potential ordinary shares			2,611,762	2,666,031
RSUs
Diluted loss per share
Anti-dilutive potential ordinary shares			661,982	378,967
PSUs
Diluted loss per share
Anti-dilutive potential ordinary shares			496,742	0